Consolidated Statements Of Cash Flow	12 Months Ended
Aug. 31, 2019
Statement of cash flows [abstract]
Consolidated Statements Of Cash Flows

31. CONSOLIDATED STATEMENTS OF CASH FLOWS

(i) Funds flow from continuing operations

		2018
	2019	(restated, note 2)
	$	$
Net income from continuing operations	733	39
Adjustments to reconcile net income to funds flow from operations:
Amortization	1,041	1,028
Deferred income tax expense (recovery)	4	(9)
Share-based compensation	3	3
Defined benefit pension plans	7	11
Equity (income)/ loss of an associate or joint venture	(46)	200
Loss on disposal of an associate or joint venture	109	-
Gain on disposal of investments	(15)	-
Net change in contract asset balances	(23)	(76)
Gain on disposal of fixed asets and intangibles	(32)	(15)
Other	(4)	(4)
Funds flow from continuing operations	1,777	1,177

(ii) Interest and income taxes paid and interest received and classified as operating activities are as follows:

	2019	2018
	$	$
Interest paid	230	239
Income taxes paid (net of refunds)	166	155
Interest received	29	4

(iii) Non-cash transactions

The Consolidated Statements of Cash Flows exclude the following non-cash transactions:

	2019	2018
	$	$
Issuance of Class B Non-Voting Shares:
Dividend reinvestment plan (note 20)	217	211